Offerings	Oct. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,919,326
Fee Rate	0.01531%
Amount of Registration Fee	$ 446.95
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of the close of business on September 30, 2024, the maximum number of securities of the Company to which this transaction applies is estimated to be 267,603,711, an increase in the estimated maximum number of securities of the Company to which this transaction applies of an additional 72,562 securities from the June 30, 2024 estimate, which consists of:

215,887,997 (an increase of 1,262,246 from June 30, 2024) issued and outstanding shares of Class A common stock, par value $0.00001 per shares, of the Company (“Company Class A Common Stock”) entitled to receive the per share merger consideration of $27.50 (which excludes any Rollover Shares and Excluded Shares);26,645,258 (a decrease of 277,928 from June 30, 2024) issued and outstanding common units (“OpCo Membership Interests”) of Endeavor Operating Company, LLC (“OpCo”) entitled to receive the per unit merger consideration of $27.50 minus any amounts that are distributed with respect to an OpCo Membership Interest in respect of the distributions contemplated by the restructuring transactions (“OpCo Merger Consideration”) (which excludes any Rollover Units and Excluded OpCo Membership Interests);724,465 (no change from June 30, 2024) issued and outstanding profits units (“OpCo Profits Unit”) of OpCo entitled to receive the per unit merger consideration of the OpCo Merger Consideration less the “strike price” of such OpCo Profits Unit (which excludes any Rollover Units);20,139,974 (a decrease of 911,741 from June 30, 2024) issued and outstanding common units (“Manager Membership Interest”) of Endeavor Manager, LLC (“Manager”) entitled to receive the per unit merger consideration of $27.50 (which excludes any Excluded Manager Membership Interests);91,973 (an increase of 52,253 from June 30, 2024) shares of Company Class A Common Stock underlying outstanding Vested Company RSUs and Vested Company PSUs, which are entitled to receive the per share merger consideration of $27.50;3,619,337 (a decrease of 36,330 from June 30, 2024) shares of Company Class A Common Stock underlying outstanding Vested Company Options to purchase shares of Company Class A Common Stock, which are entitled to receive the per share merger consideration of $27.50 minus the applicable exercise price; and494,707 (a decrease of 15,938 from June 30, 2024) issued and outstanding phantom units of the Company (“Phantom Unit”) entitled to receive the per unit merger consideration of $27.50 less any Deferred Phantom Unit Payment.
As of the close of business on September 30, 2024, there were 8,269,168 (a decrease of 225,703 from June 30, 2024) shares of Company Class A Common Stock underlying outstanding Unvested Company RSUs, 947,708 (a decrease of 54,448 from June 30, 2024) shares of Company Class A Common Stock underlying outstanding Unvested Company PSUs and 399,508 (no change from June 30, 2024) shares of Company Class A Common Stock underlying outstanding Unvested Company Options. Pursuant to the Merger Agreement, the treatment of each Unvested Company RSU will be determined by the Executive Committee prior to the Effective Time or, if not determined prior to the Effective Time, by the administrator of the Company Stock Plan as soon as reasonably practicable following the Effective Time. As of the close of business on September 30, 2024, the Company estimated that the Unvested Company RSUs will not vest prior to the Effective Time and has excluded the Unvested Company RSUs from the maximum number of shares of the Company’s securities to which this transaction applies in the table above. Pursuant to the Merger Agreement, each Unvested Company PSU will, at the Effective Time, automatically be cancelled and no payment will be made with respect thereto, therefore the Company has excluded the Unvested Company PSUs from the maximum number of shares of the Company’s securities to which this transaction applies in the table above. Pursuant to the Merger Agreement, each Unvested Company Option has an exercise price in excess of $27.50 and will therefore be cancelled for no consideration in accordance with the Merger Agreement, therefore the Company has excluded the Unvested Company Options from the maximum number of shares of the Company’s securities to which this transaction applies in the table above.
(2)
In accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated, as of September 30, 2024, based on the sum of:

the product of 1,262,246 shares of Company Class A Common Stock and the per share merger consideration of $27.50; minusthe product of 277,928 units of OpCo Membership Interest and $27.50 (which is the difference between the per unit merger consideration of $27.50 and the amount to be distributed with respect to each OpCo Membership Interest of $0.00); minusthe product of 0 units of OpCo Profits Unit Interest and approximately $6.27 (which is the per unit merger consideration of $27.50 less the amount to be distributed with respect to each OpCo Membership Interest of $0.00 and less the weighted average strike price of approximately $21.23 per unit); minusthe product of 911,741 units of Manager Membership Interest and the per unit merger consideration of $27.50; plusthe product of 52,253 shares of Company Class A Common Stock underlying outstanding Vested Company RSUs and Vested Company PSUs and the per share merger consideration of $27.50; minusthe product of 36,330 shares of Company Class A Common Stock underlying outstanding Vested Company Options and approximately $2.39 (which is the difference between the per share merger consideration of $27.50 and the weighted average exercise price of approximately $25.11 per share); and minusthe product of 15,938 units of Phantom Units and $27.50 (which is the difference between the per unit merger consideration of $27.50 and the Deferred Phantom Unit Payment of $0.00 per unit).
(3)	In accordance with Section 14(g) of the Exchange Act and Rule 0-11 under the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00015310.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 7,249,950,502
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,070,092.69
Offering Note
(5)
Endeavor Group Holdings, Inc. previously paid (i) $1,070,092.69 upon the filing of its preliminary information statement on Schedule 14C on August 5, 2024 and (ii) $446.95 upon the filing of its amended preliminary information statement on Schedule 14C on October 11, 2024, in connection with the transaction reported hereby.